Other comprehensive income (loss) - Changes in Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		¥ 418,102	¥ 294,637	¥ 318,454	¥ 127,973
Other comprehensive income (loss) before reclassifications		24,272	97,561	123,877	263,419
Reclassifications out of accumulated other comprehensive income (loss)	[1]	188	292	231	1,098
Net change during the period		24,460	97,853	124,108	264,517
Balance at end of period		442,562	392,490	442,562	392,490
Cumulative translation adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		370,620	279,364	242,767	136,912
Other comprehensive income (loss) before reclassifications		43,715	67,867	171,562	210,319
Reclassifications out of accumulated other comprehensive income (loss)	[1]			6
Net change during the period		43,715	67,867	171,568	210,319
Balance at end of period		414,335	347,231	414,335	347,231
Pension liability adjustment [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		(31,767)	(43,017)	(32,174)	(43,803)
Other comprehensive income (loss) before reclassifications		66	217	348	505
Reclassifications out of accumulated other comprehensive income (loss)	[1]	296	369	421	867
Net change during the period		362	586	769	1,372
Balance at end of period		(31,405)	(42,431)	(31,405)	(42,431)
Own credit adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		79,249	58,290	107,861	34,864
Other comprehensive income (loss) before reclassifications		(19,509)	29,477	(48,033)	52,595
Reclassifications out of accumulated other comprehensive income (loss)	[1]	(108)	(77)	(196)	231
Net change during the period		(19,617)	29,400	(48,229)	52,826
Balance at end of period		¥ 59,632	¥ 87,690	¥ 59,632	¥ 87,690

[1]	Reclassifications out of accumulated other comprehensive income (loss) were not significant.